Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 9. Subsequent Event

On July 29, 2015, the Company entered into an Equity Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with accredited institutional investors, Kodiak Capital Group, LLC, Kingsbrook Opportunities Master Fund LP and River North Equity, LLC (collectively the “Investors”). Under the Purchase Agreement, the Investors have agreed to purchase from the Company up to an aggregate of $10,000,000 worth of shares of the Company’s common stock, from time to time. In accordance with the Registration Rights Agreement, the Company has agreed to file with the U.S. Securities and Exchange Commission (the “SEC”) a registration statement (the “Registration Statement”) to register for resale under the Securities Act of 1933, as amended, the shares of the Company’s common stock that may be issued to the Investors under the Purchase Agreement. As of the date of this filing the Registration Statement was not yet deemed effective by the SEC.

Note 11. Subsequent Events Since January 1, 2015, the Company has received proceeds of $732,010 pursuant to 1,165,786 stock warrant exercises.